Average Annual Total Returns		12 Months Ended	25 Months Ended	47 Months Ended	60 Months Ended	88 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Main Sector Rotation ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%			14.53%	14.60%
Main Sector Rotation ETF | Main Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.47%			13.23%	12.52%
Performance Inception Date		Sep. 05, 2017
Main Sector Rotation ETF | Main Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.35%			12.98%	12.21%
Main Sector Rotation ETF | Main Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.03%			10.54%	10.13%
Main Thematic Innovation ETF | MSCI AC World Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.49%		8.38%
Main Thematic Innovation ETF | Main Thematic Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		27.11%		(4.43%)
Performance Inception Date		Jan. 28, 2021
Main Thematic Innovation ETF | Main Thematic Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.11%		(4.47%)
Main Thematic Innovation ETF | Main Thematic Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.05%		(3.34%)
Main International ETF | MSCI ACWI ex USA Net (USD)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.54%	8.60%
Main International ETF | Main International ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.06%	8.50%
Performance Inception Date		Dec. 01, 2022
Main International ETF | Main International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	7.33%
Main International ETF | Main International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.48%	6.19%

[1]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The MSCI AC World Index (the “Index”) is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[3]	The MSCI ACWI ex USA Net Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,322 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.